Note 53 Balances Arising From Transactions With Entities Of The Group Explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Deposits from customers	€ 447,646	€ 413,487	€ 394,404	[1],[2]
Classes of assets [Domain]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	13	5	9
Loans and advances to customers	639	791	1,842
Debt securities arising from transactions with entities of the Group	4	4	7
Classes of liabilities [domain]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions	1	0	1
Deposits from customers	160	134	204
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	171	177	136
Other Commitments Given Related Party Transactions	784	595	751
Loan commitments given related party transactions	€ 117	€ 119	€ 10

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).